Document	Feb. 21, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 21, 2020
Entity Registrant Name	BANK OF HAWAII CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6887
Entity Tax Identification Number	99-0148992
Entity Address, Address Line One	130 Merchant Street
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	(888)
Local Phone Number	643-3888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000046195
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	BOH
Security Exchange Name	NYSE